UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21327

DREYFUS PREMIER MANAGER FUNDS II
Dreyfus Premier Balanced Opportunity Fund
Dreyfus Premier Blue Chip Fund
Dreyfus Premier Select Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Blue Chip Fund
August 31, 2006 (Unaudited)

Common Stocks--101.8%	Shares		Value ($)

Consumer Discretionary--22.3%
Cabela's, Cl. A	37,000	a,b	742,960
Career Education	35,100	a	672,165
Corinthian Colleges	90,400	a	1,095,648
Interpublic Group of Cos.	96,200	a	883,116
Kohl's	8,000	a	500,080
Viacom, Cl. B	11,500	a	417,450
Wal-Mart Stores	16,000		715,520
Wyndham Worldwide	7,440	a	217,694
			5,244,633
Consumer Staples--6.0%
Coca-Cola	22,500		1,008,225
Nestle, ADR	4,700		404,059
			1,412,284
Energy--2.1%
Chevron	4,000		257,600
Exxon Mobil	3,700		250,379
			507,979
Financial--23.5%
American International Group	17,000		1,084,940
Bank of America	9,000		463,230
Berkshire Hathaway, Cl. B	290	a	929,015
Citigroup	5,000		246,750
Doral Financial	57,600		288,576
Fannie Mae	19,000		1,000,350
JPMorgan Chase & Co.	8,400		383,544
Marsh & McLennan Cos.	35,900		939,144
Realogy	9,300	a	199,020
			5,534,569
Health Care--22.6%
Bausch & Lomb	11,900		576,079
Cardinal Health	14,400		970,848
Johnson & Johnson	8,000		517,280
Medtronic	6,300		295,470
Merck & Co.	11,600		470,380
Pfizer	45,200		1,245,712
Wright Medical Group	31,000	a	708,970
Wyeth	6,900		336,030
Zimmer Holdings	3,000	a	204,000
			5,324,769
Industrial--7.6%
Cendant	37,200		71,796
General Electric	9,000		306,540
Hewitt Associates, Cl. A	31,400	a	705,558
Tyco International	27,000		706,050
			1,789,944
Information Technology--17.7%
BISYS Group	61,600	a	633,864
Dell	13,000	a	293,150
Electronic Data Systems	31,000		738,730
First Data	13,000		558,610
Lexmark International, Cl. A	7,950	a	445,757

	Microsoft	58,000	1,490,020
			4,160,131
	Total Common Stocks
	(cost $23,058,709)		23,974,309

	Investment of Cash Collateral
	for Securities Loaned--3.3%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $777,000)	777,000 c	777,000

	Total Investments (cost $23,835,709)	105.1%	24,751,309
	Liabilities, Less Cash and Receivables	(5.1%)	(1,209,526)
	Net Assets	100.0%	23,541,783

	ADR - American Depository Receipts
a	Non-income producing security.
b		All or a portion of this security is on loan. At August 31, 2006, the total market value of the fund's security on
		loan is $742,960, and the total market value of the collateral held by the fund is $777,000.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Balanced Opportunity Fund
August 31, 2006 (Unaudited)

Common Stocks--70.5%	Shares		Value ($)

Consumer Discretionary--12.2%
Apollo Group, Cl. A	215,000	a	10,795,150
Cabela's, Cl. A	795,000	a,b	15,963,600
Career Education	625,000	a	11,968,750
Corinthian Colleges	1,700,000	a,b	20,604,000
Cost Plus	310,200	a	3,157,836
Interpublic Group of Cos.	425,000	a,b	3,901,500
Kohl's	125,000	a	7,813,750
Viacom, Cl. B	210,000	a	7,623,000
Wal-Mart Stores	275,000		12,298,000
			94,125,586
Consumer Staples--3.4%
Coca-Cola	270,000		12,098,700
Nestle, ADR	168,800		14,511,736
			26,610,436
Energy--4.8%
Chevron	290,000		18,676,000
Exxon Mobil	275,000		18,609,250
			37,285,250
Financial--15.4%
American International Group	300,000		19,146,000
Bank of America	340,000		17,499,800
Berkshire Hathaway, Cl. A	130	a	12,492,610
Citigroup	320,000		15,792,000
Doral Financial	1,190,000		5,961,900
Fannie Mae	425,000		22,376,250
JPMorgan Chase & Co.	380,000		17,350,800
Marsh & McLennan Cos.	270,000		7,063,200
Realogy	63,900	a	1,367,460
			119,050,020
Health Care--15.7%
Bausch & Lomb	200,000		9,682,000
Cardinal Health	330,000		22,248,600
Johnson & Johnson	177,500		11,477,150
Medtronic	217,300		10,191,370
Merck & Co.	265,000		10,745,750
Pfizer	1,000,000		27,560,000
Wright Medical Group	277,000	a,b	6,334,990
Wyeth	195,000		9,496,500
Zimmer Holdings	200,000	a	13,600,000
			121,336,360
Industrial--6.2%
General Electric	480,000		16,348,800
Hewitt Associates, Cl. A	726,900	a	16,333,443
Tyco International	580,000		15,167,000
			47,849,243
Information Technology--12.8%
BISYS Group	700,000	a	7,203,000
Dell	200,000	a	4,510,000
Electronic Data Systems	575,000		13,702,250
First Data	310,000		13,320,700
Fiserv	335,000	a	14,796,950

Lexmark International, Cl. A			150,750 a	8,452,553
Microchip Technology			285,000	9,735,600
Microsoft			1,075,000	27,616,750
				99,337,803
Total Common Stocks
(cost $499,917,982)				545,594,698

Preferred Stocks--2.7%

Consumer Discretionary--.7%
General Motors,
Cum., $1.84			278,800	5,114,251
Financial--1.3%
Citigroup Capital VII,
Cum., $1.78			300,000	7,612,500
GMAC,
Cum., $1.83			100,000	2,293,000
				9,905,500
Telecommunication Services--.7%
Verizon South,
Ser. F, Cum., $1.75			230,000	5,857,824
Total Preferred Stocks
(cost $22,123,626)				20,877,575

	Coupon	Maturity	Principal
Bonds and Notes--27.1%	Rate (%)	Date	Amount ($)	Value ($)

Consumer Discretionary--3.5%
Ford Motor,
Notes	7.25	10/1/08	500,000	498,750
Johnson Controls,
Sr. Notes	5.25	1/15/11	2,000,000	1,978,048
Johnson Controls,
Notes	6.30	2/1/08	2,000,000	2,015,896
Liberty Media,
Notes	3.50	9/25/06	7,000,000	6,988,674
Tribune,
Unscd. Notes	4.88	8/15/10	5,000,000 b	4,758,535
Wal-Mart Stores,
Sr. Notes	6.88	8/10/09	10,000,000 b	10,463,210
				26,703,113
Consumer Staples--1.5%
HJ Heinz,
Notes	6.00	3/15/08	5,000,000 b	5,033,240
Kraft Foods,
Notes	4.63	11/1/06	6,800,000	6,790,215
				11,823,455
Financial--8.7%
Bank of America,
Sr. Notes	4.38	12/1/10	665,000 b	643,586
Bank of America,
Sub. Notes	7.13	3/1/09	3,200,000	3,336,976
Bear Stearns Cos.,
Sr. Unsub. Notes, Ser. INC1	3.50	2/15/09	1,182,000	1,124,036
Caterpillar Financial Services,
Notes, Ser. F	3.70	8/15/08	5,000,000	4,853,950
Citicorp,
Sub. Notes, Ser. F	6.38	11/15/08	5,000,000	5,122,200
Ford Motor Credit,
Notes	5.51	3/13/07	55,000 c	54,538

Ford Motor Credit,
Notes	6.32	9/28/07	160,000 c	158,879
General Electric Capital,
Notes, Ser. A	6.13	2/22/11	10,000,000 b	10,351,760
GMAC,
Notes	6.13	9/15/06	5,000,000 b	4,999,265
GMAC,
Notes	6.13	2/1/07	74,000	73,755
GMAC,
Bonds	6.15	4/5/07	2,000,000 b	1,994,286
GMAC,
Notes	6.75	12/1/14	203,000 b	194,914
GMAC,
Notes, Ser. SMN	7.20	12/15/06	2,000,000	1,991,770
Goldman Sachs Group,
Notes	7.35	10/1/09	10,000,000 b	10,595,690
International Lease Finance,
Notes, Ser. O	4.55	10/15/09	4,000,000	3,910,388
International Lease Finance,
Unsub. Notes	4.75	7/1/09	10,015,000 b	9,864,504
JPM Capital Trust I,
Gtd. Cap. Secs.	7.54	1/15/27	1,500,000	1,557,089
Marsh & McLennan Cos.,
Sr. Notes	7.13	6/15/09	5,000,000	5,190,585
Wells Fargo Bank NA,
Sub. Notes	7.55	6/21/10	1,000,000	1,079,876
				67,098,047
Health Care--1.0%
Pharmacia,
Notes	5.88	12/1/08	7,500,000	7,605,728
Industrial--2.0%
Cardinal Health,
Notes	6.25	7/15/08	4,000,000	4,052,120
Cardinal Health,
Notes	6.75	2/15/11	10,925,000	11,406,006
US Airways,
Enhanced Equip. Notes, Ser. CL C	8.93	10/15/09	114,798 d,e	11
				15,458,137
Information Technology--.7%
First Data,
Notes	3.90	10/1/09	5,000,000	4,812,825
Oracle,
Sr. Notes	6.91	2/15/07	945,000	950,407
				5,763,232
Materials--.2%
Chevron Phillips Chemical,
Notes	5.38	6/15/07	1,500,000	1,497,393
Telecommunication Services--2.3%
GTE North,
Debs., Ser. D	6.90	11/1/08	7,000,000	7,178,038
GTE Northwest,
Debs., Ser. C	6.30	6/1/10	1,055,000	1,070,326
New Cingular Wireless Services,
Sr. Notes	7.88	3/1/11	8,000,000	8,736,944
Pacific Bell,
Notes	6.13	2/15/08	1,000,000 b	1,009,003
				17,994,311
U.S. Government Agencies--3.8%

	Federal Home Loan Bank System,
	Bonds	4.50	7/12/10	10,300,000 c	10,169,149
	Federal Home Loan Mortgage Corp.,
	Notes	3.75	4/15/07	6,000,000	5,942,604
	Federal Home Loan Mortgage Corp.,
	Notes	4.75	12/8/10	5,000,000	4,944,950
	Federal National Mortgage
	Association, Notes, Ser. 1	5.00	7/27/15	8,675,000 c	8,533,563
					29,590,266
U.S. Government Agencies/Mortgage-Backed--.0%
	Federal Home Loan Mortgage Corp.,
	5.50%, 9/1/34			28,748	28,308
	Federal National Mortgage Association:
	5.50%, 9/1/34			112,186	110,374
	6.00%, 5/1/33			110,387	110,801
	8.00%, 3/1/30			1,650	1,744
					251,227
	U.S. Government Securities--3.2%
	U.S. Treasury Notes	4.25	10/15/10	15,000,000 b	14,756,850
	U.S. Treasury Notes	4.63	2/29/08	10,000,000 b	9,967,190
					24,724,040
	Utilities--.2%
	Wisconsin Power & Light,
	Notes	7.00	6/15/07	1,500,000	1,517,534
	Total Bonds and Notes
	(cost $212,862,199)				210,026,483

	Investment of Cash Collateral
	for Securities Loaned--9.5%			Shares	Value ($)

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $73,493,644)			73,493,644 f	73,493,644

	Total Investments (cost $808,397,451)			109.8%	849,992,400
	Liabilities, Less Cash and Receivables			(9.8%)	(76,060,575)
	Net Assets			100.0%	773,931,825

	ADR - American Depository Receipts
a	Non-income producing security.
b		All or a portion of these securities are on loan. At August 31, 2006, the total market value of the fund's securities
		on loan is $70,438,756 and the total market value of the collateral held by the fund is $73,493,644.
c		Variable rate security--interest rate subject to periodic change.
d		Non-income producing--security in default.
e		The value of this security has been determined in good faith under the direction of the Board of Trustees.
f		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Select Fund
August 31, 2006 (Unaudited)

Common Stocks--102.8%	Shares		Value ($)

Consumer Discretionary--23.9%
Cabela's, Cl. A	61,000	a,b	1,224,880
Career Education	108,000	b	2,068,200
Corinthian Colleges	210,000	b	2,545,200
Cost Plus	30,500	b	310,490
Wyndham Worldwide	9,000	b	263,340
			6,412,110
Consumer Staples--4.3%
Coca-Cola	26,000		1,165,060
Financial--24.6%
American International Group	19,500		1,244,490
Berkshire Hathaway, Cl. A	14	b	1,345,358
Doral Financial	145,000		726,450
Fannie Mae	34,500		1,816,425
Marsh & McLennan Cos.	47,000		1,229,520
Realogy	11,250	b	240,750
			6,602,993
Health Care--22.0%
Bausch & Lomb	19,500	a	943,995
Cardinal Health	10,500		707,910
Johnson & Johnson	13,500		872,910
Merck & Co.	17,500		709,625
Pfizer	64,000		1,763,840
Wright Medical Group	40,000	a,b	914,800
			5,913,080
Industrial--5.9%
Hewitt Associates, Cl. A	43,000	b	966,210
Tyco International	24,000		627,600
			1,593,810
Information Technology--17.2%
BISYS Group	100,000	a,b	1,029,000
Dell	15,000	b	338,250
Electronic Data Systems	39,000		929,370
Lexmark International, Cl. A	14,550	b	815,819
Microsoft	59,000		1,515,710
			4,628,149
Media--4.9%
Interpublic Group of Cos.	143,000	a,b	1,312,740
Total Common Stocks
(cost $26,982,286)			27,627,942

Investment of Cash Collateral
for Securities Loaned--19.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $5,291,874)	5,291,874	c	5,291,874

Total Investments (cost $32,274,160)	122.5%		32,919,816
Liabilities, Less Cash and Receivables	(22.5%)		(6,055,243)
Net Assets	100.0%		26,864,573

a	All or a portion of these securities are on loan. At August 31, 2006, the total market value of the fund's securities
	on loan is $5,006,056 and the total market value of the collateral held by the fund is $5,291,874.
b Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER MANAGER FUNDS II

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 18, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)